Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans
Gross loans	SFr 305,086	SFr 293,889
of which held at amortized cost	292,425	279,016	SFr 268,917
of which held at fair value	12,661	14,873
Net (unearned income)/deferred expenses	(116)	(113)
Allowance for loan losses	(945)	(901)	(881)	SFr (937)
Net loans	304,025	292,875
Foreign
Loans
Gross loans	135,415	128,705
Switzerland
Loans
Gross loans	169,671	165,184
Corporate and institutional
Loans
Gross loans	146,742	140,105
of which held at amortized cost	134,111	125,255	116,640
Allowance for loan losses	(759)	(714)	(661)	(721)
Corporate and institutional | Real estate
Loans
Gross loans	29,220	26,727
of which held at amortized cost	28,323	26,065
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	86,247	86,165
of which held at amortized cost	82,474	80,241
Corporate and institutional | Financial institutions
Loans
Gross loans	27,013	23,320
of which held at amortized cost	22,081	17,764
Corporate and institutional | Governments and public institutions
Loans
Gross loans	4,262	3,893
of which held at amortized cost	1,233	1,185
Consumer
Loans
Gross loans	158,344	153,784
of which held at amortized cost	158,314	153,761	152,277
Allowance for loan losses	(186)	(187)	SFr (220)	SFr (216)
Consumer | Mortgages
Loans
Gross loans	109,579	107,845
of which held at amortized cost	109,579	107,845
Consumer | Loans collateralized by securities
Loans
Gross loans	44,364	42,034
of which held at amortized cost	44,364	42,034
Consumer | Consumer finance
Loans
Gross loans	4,401	3,905
of which held at amortized cost	SFr 4,371	SFr 3,882